SHARE-BASED COMPENSATION (details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Kingsoft Share Award Scheme USD ($)	Dec. 31, 2014 Kingsoft Share Award Scheme CNY	Dec. 31, 2013 Kingsoft Share Award Scheme CNY	Dec. 31, 2012 Kingsoft Share Award Scheme CNY	Dec. 31, 2014 Cost of revenues USD ($)	Dec. 31, 2014 Cost of revenues CNY	Dec. 31, 2013 Cost of revenues CNY	Dec. 31, 2012 Cost of revenues CNY	Dec. 31, 2014 Product development expenses USD ($)	Dec. 31, 2014 Product development expenses CNY	Dec. 31, 2013 Product development expenses CNY	Dec. 31, 2012 Product development expenses CNY	Dec. 31, 2014 Sales and marketing USD ($)	Dec. 31, 2014 Sales and marketing CNY	Dec. 31, 2013 Sales and marketing CNY	Dec. 31, 2012 Sales and marketing CNY	Dec. 31, 2014 General and administrative USD ($)	Dec. 31, 2014 General and administrative CNY	Dec. 31, 2013 General and administrative CNY	Dec. 31, 2012 General and administrative CNY
SHARE-BASED COMPENSATION
Share-based compensation expenses	$ 27,927	173,274	37,396	20,287	$ 905	5,616	1,869	1,214	$ 225	1,393	10	21	$ 8,248	51,176	14,520	6,663	$ 1,194	7,407	2,835	609	$ 18,260	113,298	20,031	12,994
Fair value of vested shares					2,911	18,560	11,240	6,509
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options					$ 2,454	15,226
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition					1 year 6 months 26 days	1 year 6 months 26 days